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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-99
                                              --------------
Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Key Trust Company
          ---------------------------------------------
Address:  601 Dresher Road
          ---------------------------------------------
          Horshan PA 19044
          ---------------------------------------------

          ---------------------------------------------

Form 13F File Number:  28-
                          -----------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bonnie E. Long
          ---------------------------------------------
Title:    Trust Operations Officer
          ---------------------------------------------
Phone:    (814) 944-1195
          ---------------------------------------------

Signature, Place, and Date of Signing:

Bonnie E. Long           Altoona PA 16601              5/14/99
------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -------------------
Form 13F Information Table Entry Total:
                                         -------------------
Form 13F Information Table Value Total: $
                                         -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]
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

REPORT PTR289  53 KEY TRUST COMPANY                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F        05/12/99           PAGE    1
                                                                    AS OF 03/31/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 ABBOTT LABORATORIES                  002824100       791     16,900 SH          X                      14,200                 2,700

 ABBOTT LABORATORIES                  002824100       815     17,400 SH              X   X              14,200      3,200

 AFFILIATED COMPUTER SERVICES INC CL  008190100       251      5,477 SH          X                       5,477
 A
 AIR PRODUCTS & CHEMICALS INC         009158106       206      6,000 SH          X                       6,000

 ALLSTATE CORPORATION                 020002101        76      2,039 SH          X                       2,039
 COM
 ALLSTATE CORPORATION                 020002101       178      4,800 SH              X   X               4,800
 COM
 AMERICAN HOME PRODUCTS INC           026609107       437      6,700 SH          X                       6,700

 AMERICAN HOME PRODUCTS INC           026609107       131      2,000 SH              X   X                          2,000

 AMERICAN INTERNATIONAL GROUP INC     026874107       245      2,028 SH          X                       2,028

 AMERICAN INTERNATIONAL GROUP INC     026874107       183      1,518 SH              X   X                          1,518

 AMGEN INC                            031162100       457      6,100 SH          X                       6,100

 AUTOMATIC DATA PROCESSING INC        053015103       513     12,400 SH          X                      12,400

 BELL ATLANTIC CORP                   077853109     1,230     23,806 SH          X                      23,806

 BELL ATLANTIC CORP                   077853109       171      3,300 SH              X   X               1,700      1,600

 BELLSOUTH CORP                       079860102       978     24,400 SH          X                      24,400

 BELLSOUTH CORP                       079860102       140      3,500 SH              X   X               3,500

 BESTFOODS                            08658U101       404      8,600 SH          X                       8,600

 BESTFOODS                            08658U101        42        896 SH              X   X                 896

 BRISTOL MYERS SQUIBB CO              110122108     1,747     27,240 SH          X                      27,240

 BRISTOL MYERS SQUIBB CO              110122108       939     14,640 SH              X   X               9,600      5,040

 BRYN MAWR BK CORP                    117665109       336     12,576 SH          X                      12,576

 COCA COLA                            191216100       820     13,365 SH          X                       8,370                 4,995

 COCA COLA                            191216100       417      6,800 SH              X   X               5,400      1,400

 COMPUTER NETWORK TECHNOLOGY CORP     204925101       360     22,300 SH          X                      22,300

 ONE-HALF INTEREST ANTHONY & JOSEPH   2309423Y8        21     21,427 SH              X   X              21,427
 D'ANGELO PARTNERSHIP
                                               ----------
          PAGE TOTAL                               11,888

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

REPORT PTR289  53 KEY TRUST COMPANY                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F        05/12/99           PAGE    2
                                                                    AS OF 03/31/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 DANAHER CORP                         235851102       732     14,000 SH          X                      14,000

 DEERE & CO                           244199105       371      9,600 SH          X                       9,600

 DIGI INTERNATIONAL INC               253798102        72     10,600 SH          X                      10,600

 DUPONT E I DE NEMOURS & COMPANY      263534109       348      6,000 SH          X                       6,000

 DUPONT E I DE NEMOURS & COMPANY      263534109        64      1,100 SH              X   X               1,100

 EXXON CORP                           302290101       568      8,050 SH          X                       8,050

 EXXON CORP                           302290101       441      6,252 SH              X   X               5,452        800

 FANNIE MAE                           313586109       637      9,200 SH          X                       9,200

 FIRST UNION CORP N CAROLINA          337358105     1,451     27,158 SH          X                      27,158

 FIRST UNION CORP N CAROLINA          337358105       147      2,759 SH              X   X                 718      2,041

 GTE CORP                             362320103       507      8,375 SH          X                       8,375

 GTE CORP                             362320103        66      1,095 SH              X   X               1,095

 GENERAL ELECTRIC CO                  369604103     2,251     20,345 SH          X                      17,585                 2,760

 GENERAL ELECTRIC CO                  369604103     1,343     12,140 SH              X   X               9,740      2,400

 GENERAL MOTORS CORP                  370442105       365      4,200 SH          X                       4,200

 GENERAL MOTORS CORP                  370442105        13        148 SH              X   X                 148

 GENESIS HEALTH VENTURES INC          371912106       102     20,900 SH          X                      20,900

 GOVERNOR LIMITED DURATION            383757408       634     63,863 SH          X                      63,863
 GOVERNMENT SECURITIES FUND
 GOVERNOR PENNSYLVANIA MUNICIPAL      383757507     1,921    185,626 SH          X                     185,626
 BOND FUND
 GOVERNOR PENNSYLVANIA MUNICIPAL      383757507       234     22,629 SH              X   X                         22,629
 BOND FUND
 GOVERNOR INTERMEDIATE TERM INCOME    383757606    12,401  1,266,747 SH          X                   1,266,747
 FUND
 GOVERNOR INTERMEDIATE TERM INCOME    383757606     1,532    156,531 SH              X   X              36,699    106,160     13,672
 FUND
 HEINZ H J CO                         423074103       402      8,475 SH          X                       8,475

 HEINZ H J CO                         423074103        53      1,125 SH              X   X                 150        975

 HERSHEY FOODS CORP                   427866108       224      4,000 SH          X                       4,000

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          PAGE TOTAL                               26,879

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
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REPORT PTR289  53 KEY TRUST COMPANY                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F        05/12/99           PAGE    3
                                                                    AS OF 03/31/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 HUTCHINSON TECHNOLOGY INC            448407106       289     11,600 SH          X                      11,600

 INTEGRA LIFESCIENCES CORP            457985208        47     10,750 SH          X                      10,750

 INTEL CORP                           458140100       785      6,600 SH          X                       6,600

 INTERNATIONAL BUSINESS MACHINES      459200101       425      2,400 SH          X                       2,400
 CORP
 INTERNATIONAL BUSINESS MACHINES      459200101       420      2,372 SH              X   X               1,972        400
 CORP
 JOHNSON & JOHNSON                    478160104     1,833     19,600 SH          X                      19,600

 KEYSTONE FINANCIAL INC               493482103     5,619    174,239 SH          X                                           174,239

 KEYSTONE FINANCIAL INC               493482103     3,384    104,924 SH              X   X                                   104,924

 LEGGETT & PLATT INC                  524660107       400     20,000 SH          X                      20,000

 MCDONALDS CORP                       580135101       367      8,096 SH          X                       8,096

 MCDONALDS CORP                       580135101       177      3,896 SH              X   X               3,896

 MEDIAONE GROUP INC                   58440J104       409      6,444 SH          X                       6,444

 MERCK & COMPANY INC                  589331107     2,174     27,130 SH          X                      23,850                 3,280

 MERCK & COMPANY INC                  589331107        76        950 SH              X   X                 950

 MINNESOTA MINING & MANUFACTURING     604059105       382      5,400 SH          X                       5,400
 CO
 MINNESOTA MINING & MANUFACTURING     604059105        78      1,104 SH              X   X                            800        304
 CO
 MOBIL CORP                           607059102       422      4,800 SH          X                       4,800

 MOBIL CORP                           607059102       264      3,000 SH              X   X               3,000

 MONSANTO CO                          611662107       230      5,000 SH          X                       5,000

 MORGAN STANLEY DEAN WITTER & CO      617446448        94        936 SH          X                         936

 MORGAN STANLEY DEAN WITTER & CO      617446448       209      2,088 SH              X   X               2,088

 NEOSE TECHNOLOGIES INC               640522108       148     10,800 SH          X                      10,800

 PNC BANK CORP                        693475105       334      6,010 SH          X                       6,010

 PNC BANK CORP                        693475105        50        900 SH              X   X                 900

 P P & L RESOURCES INC                693499105       216      8,725 SH          X                       8,725

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          PAGE TOTAL                               18,832
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
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REPORT PTR289  53 KEY TRUST COMPANY                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F        05/12/99           PAGE    4
                                                                    AS OF 03/31/99
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 P P & L RESOURCES INC                693499105        52      2,100 SH              X   X               2,100

 PEPSICO INC                          713448108       192      4,900 SH          X                       4,900

 PEPSICO INC                          713448108       676     17,248 SH              X   X              11,648      5,600

 PHILIP MORRIS COMPANIES INC          718154107       135      3,850 SH          X                       3,850

 PHILIP MORRIS COMPANIES INC          718154107       591     16,800 SH              X   X              14,400      2,400

 PICTURETEL CORP                      720035302        77     11,000 SH          X                      11,000

 PITNEY BOWES                         724479100       612      9,600 SH              X   X               9,600

 PROCTER & GAMBLE CO                  742718109     1,190     12,150 SH          X                      12,150

 PROCTER & GAMBLE CO                  742718109       294      3,000 SH              X   X               1,400      1,600

 SARA LEE CORP                        803111103       525     21,200 SH          X                      21,200

 SARA LEE CORP                        803111103       455     18,400 SH              X   X              16,000      2,400

 SUN MICROSYSTEMS INC                 866810104     2,020     16,150 SH          X                      16,150

 TF FINANCIAL CORP                    872391107       159     10,000 SH          X                      10,000

 TEXAS INSTRUMENTS INC                882508104       576      5,800 SH          X                       5,800

 UNIFI INC                            904677101       212     16,600 SH          X                      16,600

 UNIFI INC                            904677101        26      2,000 SH              X   X               2,000

 UNION CARBIDE CORP                   905581104       380      8,400 SH          X                       8,400

 US WEST INC NEW                      91273H101       370      6,721 SH          X                       6,721

 WALGREEN CO                          931422109        45      1,600 SH          X                       1,600

 WALGREEN CO                          931422109       237      8,400 SH              X   X               2,800      5,600

 WENDY'S INTERNATIONAL INC            950590109       284     10,000 SH          X                      10,000

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          PAGE TOTAL                                9,108
         FINAL TOTALS                              66,707

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